Submission	Dec. 16, 2024
Submission [Line Items]
Central Index Key	0001618921
Registrant Name	Walgreens Boots Alliance, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES